INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventories
INVENTORIES

7. INVENTORIES

During the year ended December 31, 2020, the Company recorded an inventory write-down of $180,432 related to hand sanitizers purchased during the year.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)